Income Taxes - Temporary differences (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Property and equipment	$ 6,303	$ 7,178
Prepaid expenses	520	624
Gross deferred tax liabilities	6,823	7,802
Insurance liabilities	711	599
Employee benefits and other	1,024	966
Gross deferred tax assets	1,735	1,565
Net deferred tax liability	$ 5,088	$ 6,237